Note 5	6 Months Ended
Jun. 30, 2021
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2021, the structure of the information by operating segments reported by the BBVA Group differs from that presented at the end of the 2020 financial year, mainly as a consequence of the exclusion of the United States as an operating segment, as a result of the sale agreement reached with PNC (see Note 3).
The BBVA Group's operating segments and the agreements reached are summarized below:
•Spain
Includes mainly the banking and insurance business that the Group carries out in Spain, including the proportional share of results of the new company that emerged from the bancassurance agreement reached with Allianz at the end of 2020 (see Note 3).
• Mexico
Includes banking and insurance businesses in this country as well as the activity that BBVA Mexico carries out through its branch in Houston.
• Turkey
Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
• South America
Mainly includes the banking and insurance activity carried out in the region. The information for this operating segment includes the results, activity, balance sheet and relevant management indicators for BBVA Paraguay for 2020; data which is not included for 2021 since the sale agreement was completed in January 2021 (see Note 3).
• Rest of business
Mainly incorporates the wholesale activity carried out in Europe (excluding Spain), and the United States with regard to the New York branch, as well as the institutional business that the Group develops in the United States through its broker-dealer BBVA Securities Inc. It also incorporates the banking business developed through the five BBVA branches located in Asia.
Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings, including the stake in the venture capital fund Propel Venture Partners; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such asset portfolios. Additionally, the results obtained by the Group's businesses in the United States until the sale to PNC on June 1, 2021 (see Note 20), are presented in a single line under the heading "Profit (loss) after tax from discontinued operations" in the condensed consolidated income statement. Finally, the costs related to the Banco Bilbao Vizcaya Argentaria, S.A. restructuring process in Spain, being considered such process an strategic decision, are included in this aggregated area and are registered in the lines "Provisions", "Provisions or reversal of provisions", " Impairment or reversal of impairment on non-financial assets" and Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (see Notes 23, 41, 44 and 45).
The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2021 and December 31, 2020, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2021	December 2020
Spain	399,180	410,409
Mexico	114,501	110,236
Turkey	59,243	59,585
South America	53,343	55,436
Rest of Business	34,364	35,172
Subtotal assets by operating segments	660,631	670,839
Corporate Center and adjustments	(12,462)	65,336
Total assets BBVA Group	648,169	736,176
The following table sets forth the attributable profit and main margins of the condensed consolidated income statement by operating segment and Corporate Center for the six months ended June 30, 2021 and 2020:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
June 2021
Net interest income	6,955	1,762	2,771	1,036	1,328	140	(82)
Gross income	10,259	3,057	3,604	1,571	1,480	400	147
Operating income	5,661	1,557	2,337	1,073	797	173	(277)
Operating profit /(loss) before tax	2,889	1,013	1,605	953	424	184	(1,290)
Profit/(loss) after tax from discontinued operations	280	—	—	—	—	—	280
Attributable profit (loss)	1,911	745	1,127	384	218	145	(708)
June 2020
Net interest income	7,561	1,801	2,717	1,534	1,443	145	(79)
Gross income	10,639	2,909	3,553	1,957	1,664	451	106
Operating income	5,980	1,376	2,351	1,394	945	221	(307)
Operating profit /(loss) before tax	1,757	128	893	715	297	140	(416)
Profit/(loss) after tax from discontinued operations	(2,104)	—	—	—	—	—	(2,104)
Attributable profit (loss)	(1,157)	108	656	266	159	109	(2,454)